Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000024675 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024675 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024675 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024675 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024675 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024675 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024675 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024675 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024675 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000024675 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024675 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000024676 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024676 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024676 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024676 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024676 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024676 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024676 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024676 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024676 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000024676 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024676 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%